Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2024 and Dec. 31, 2023, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2024					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$4,780	$19,967	$—	$—	$24,747
Agency RMBS	—	19,900	—	—	19,900
U.S. Treasury	16,403	—	—	—	16,403
Agency commercial MBS	—	7,225	—	—	7,225
Foreign covered bonds	—	7,068	—	—	7,068
CLOs	—	5,819	—	—	5,819
Non-agency commercial MBS	—	2,487	—	—	2,487
U.S. government agencies	—	2,289	—	—	2,289
Non-agency RMBS	—	1,478	—	—	1,478
Other ABS	—	615	—	—	615
Total available-for-sale securities	21,183	66,848	—	—	88,031
Trading assets:
Debt instruments	2,268	3,007	—	—	5,275
Equity instruments	5,781	—	—	—	5,781
Derivative assets not designated as hedging:
Interest rate	2	833	—	(835)	—
Foreign exchange	—	10,559	—	(7,698)	2,861
Equity and other contracts	6	137	—	(79)	64
Total derivative assets not designated as hedging	8	11,529	—	(8,612)	2,925
Total trading assets	8,057	14,536	—	(8,612)	13,981
Other assets:
Derivative assets designated as hedging:
Interest rate	—	326	—	—	326
Foreign exchange	—	455	—	—	455
Total derivative assets designated as hedging	—	781	—	—	781
Other assets (c)	532	686	—	—	1,218
Total other assets	532	1,467	—	—	1,999
Assets measured at NAV (c)					152
Total assets	$29,772	$82,851	$—	$(8,612)	$104,163
Percentage of total assets prior to netting	26%	74%	—%

Liabilities:
Trading liabilities:
Debt instruments	$1,931	$18	$—	$—	$1,949
Equity instruments	52	—	—	—	52
Derivative liabilities not designated as hedging:
Interest rate	9	1,201	—	(475)	735
Foreign exchange	—	10,636	—	(8,533)	2,103
Equity and other contracts	—	51	—	(25)	26
Total derivative liabilities not designated as hedging	9	11,888	—	(9,033)	2,864
Total trading liabilities	1,992	11,906	—	(9,033)	4,865
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	12	—	—	12
Total derivative liabilities designated as hedging	—	12	—	—	12
Other liabilities	400	10	—	—	410
Total other liabilities	400	22	—	—	422
Total liabilities	$2,392	$11,928	$—	$(9,033)	$5,287
Percentage of total liabilities prior to netting	17%	83%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2023					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$2,439	$15,943	$—	$—	$18,382
U.S. Treasury	16,604	—	—	—	16,604
Agency RMBS	—	13,111	—	—	13,111
Agency commercial MBS	—	7,729	—	—	7,729
Foreign covered bonds	—	6,334	—	—	6,334
CLOs	—	6,137	—	—	6,137
Non-agency commercial MBS	—	2,935	—	—	2,935
U.S. government agencies	—	2,901	—	—	2,901
Non-agency RMBS	—	1,740	—	—	1,740
Other ABS	—	943	—	—	943
Other debt securities	—	1	—	—	1
Total available-for-sale securities	19,043	57,774	—	—	76,817
Trading assets:
Debt instruments	1,246	2,255	—	—	3,501
Equity instruments	4,518	—	—	—	4,518
Derivative assets not designated as hedging:
Interest rate	7	1,053	—	(751)	309
Foreign exchange	—	9,227	—	(7,498)	1,729
Equity and other contracts	—	8	—	(7)	1
Total derivative assets not designated as hedging	7	10,288	—	(8,256)	2,039
Total trading assets	5,771	12,543	—	(8,256)	10,058
Other assets:
Derivative assets designated as hedging:
Interest rate	—	214	—	—	214
Foreign exchange	—	22	—	—	22
Total derivative assets designated as hedging	—	236	—	—	236
Other assets (c)	486	386	—	—	872
Total other assets	486	622	—	—	1,108
Assets measured at NAV (c)					153
Total assets	$25,300	$70,939	$—	$(8,256)	$88,136
Percentage of total assets prior to netting	26%	74%	—%

Liabilities:
Trading liabilities:
Debt instruments	$2,508	$12	$—	$—	$2,520
Equity instruments	23	—	—	—	23
Derivative liabilities not designated as hedging:
Interest rate	8	1,339	—	(635)	712
Foreign exchange	—	9,282	—	(6,341)	2,941
Equity and other contracts	9	135	—	(114)	30
Total derivative liabilities not designated as hedging	17	10,756	—	(7,090)	3,683
Total trading liabilities	2,548	10,768	—	(7,090)	6,226
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	173	—	—	173
Total derivative liabilities designated as hedging	—	173	—	—	173
Other liabilities	—	22	—	—	22
Total other liabilities	—	195	—	—	195
Total liabilities	$2,548	$10,963	$—	$(7,090)	$6,421
Percentage of total liabilities prior to netting	19%	81%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2024						Dec. 31, 2023
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2024	$1,453	98%	2%	—%	—%	—%	$1,487	100%	—%	—%	—%	—%
2007 and earlier	25	—	100	—	—	—	253	5	13	1	40	41
Total non-agency RMBS	$1,478	98%	2%	—%	—%	—%	$1,740	86%	2%	—%	6%	6%
Non-agency commercial MBS originated in:
2009-2023	$2,487	100%	—%	—%	—%	—%	$2,935	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$2,113	100%	—%	—%	—%	—%	$2,473	100%	—%	—%	—%	—%
UK	911	100	—	—	—	—	1,035	100	—	—	—	—
Germany	598	100	—	—	—	—	664	100	—	—	—	—
Australia	574	100	—	—	—	—	689	100	—	—	—	—
Other	2,872	100	—	—	—	—	1,473	100	—	—	—	—
Total foreign covered bonds	$7,068	100%	—%	—%	—%	—%	$6,334	100%	—%	—%	—%	—%
Non-U.S. government:
UK	$3,383	100%	—%	—%	—%	—%	$1,316	100%	—%	—%	—%	—%
Germany	2,308	100	—	—	—	—	2,658	100	—	—	—	—
France	1,732	100	—	—	—	—	1,562	100	—	—	—	—
Canada	1,463	100	—	—	—	—	1,336	95	5	—	—	—
Belgium	728	100	—	—	—	—	511	100	—	—	—	—
Netherlands	705	100	—	—	—	—	334	100	—	—	—	—
Spain	617	—	2	98	—	—	293	—	17	83	—	—
Finland	527	100	—	—	—	—	282	100	—	—	—	—
Japan	377	—	100	—	—	—	410	—	100	—	—	—
Other (c)	1,924	74	15	4	7	—	2,024	80	2	11	7	—
Supranational	10,983	100	—	—	—	—	7,656	100	—	—	—	—
Total non-U.S. government	$24,747	94%	3%	3%	—%	—%	$18,382	94%	3%	2%	1%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2024 and Dec. 31, 2023, non-U.S. government securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade non-U.S. government securities related to Brazil of $135 million at Dec. 31, 2024 and $140 million at Dec. 31, 2023.

Assets Measured at Fair Value on Nonrecurring Basis	The following table presents the carrying value as of Dec. 31, 2024 and Dec. 31, 2023 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2024 and/or 2023 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2024				Dec. 31, 2023
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$25	$—	$25	$—	$28	$—	$28
Other assets (b)	—	414	—	414	—	481	—	481
Total assets at fair value on a nonrecurring basis	$—	$439	$—	$439	$—	$509	$—	$509
(a)    The fair value of these loans decreased $1 million in 2024 and $3 million in 2023, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2024 and Dec. 31, 2023, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$89,546	$—	$89,546	$89,546
Interest-bearing deposits with banks	—	9,617	—	9,617	9,612
Federal funds sold and securities purchased under resale agreements	—	41,146	—	41,146	41,146
Securities held-to-maturity	10,016	34,004	—	44,020	48,596
Loans (a)	—	69,738	—	69,738	70,673
Other financial assets	4,178	2,271	—	6,449	6,449
Total	$14,194	$246,322	$—	$260,516	$266,022
Liabilities:
Noninterest-bearing deposits	$—	$58,267	$—	$58,267	$58,267
Interest-bearing deposits	—	226,799	—	226,799	231,257
Federal funds purchased and securities sold under repurchase agreements	—	14,064	—	14,064	14,064
Payables to customers and broker-dealers	—	20,073	—	20,073	20,073
Commercial paper	—	301	—	301	301
Borrowings	—	941	—	941	941
Long-term debt	—	30,351	—	30,351	30,854
Total	$—	$350,796	$—	$350,796	$355,757
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$111,550	$—	$111,550	$111,550
Interest-bearing deposits with banks	—	12,134	—	12,134	12,139
Federal funds sold and securities purchased under resale agreements	—	28,900	—	28,900	28,900
Securities held-to-maturity	9,545	35,166	—	44,711	49,578
Loans (a)	—	65,026	—	65,026	65,977
Other financial assets	4,922	2,149	—	7,071	7,071
Total	$14,467	$254,925	$—	$269,392	$275,215
Liabilities:
Noninterest-bearing deposits	$—	$58,274	$—	$58,274	$58,274
Interest-bearing deposits	—	221,463	—	221,463	225,395
Federal funds purchased and securities sold under repurchase agreements	—	14,507	—	14,507	14,507
Payables to customers and broker-dealers	—	18,395	—	18,395	18,395
Borrowings	—	1,274	—	1,274	1,274
Long-term debt	—	30,596	—	30,596	31,257
Total	$—	$344,509	$—	$344,509	$349,102
(a)    Does not include the leasing portfolio.